Financial Assets and Financial Liabilities - Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39 (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	¥ 37,644	¥ 42,892
Other financial assets, non-current	42,287	32,084
Other financial assets, current	15,915	13,258
Trade and other payables	34,985	28,810
Other financial liabilities, current	36,726	28,003
Corporate bonds	142,132
Other financial liabilities non-current	527	602
Financial liabilities measured at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	34,985	28,810
Financial liabilities measured at amortized cost [Member] | Deposits received [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	13,653	5,730
Financial liabilities measured at amortized cost [Member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	23,000	22,224
Financial liabilities measured at amortized cost [Member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	57	46
Other financial liabilities non-current	231	93
Financial liabilities measured at amortized cost [Member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities non-current	16	23
Financial liabilities at fair value through profit or loss, category [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	16	3
Other financial liabilities non-current	280	486
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	22,343
Other financial assets, current	2,958
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	10,261
Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		1,862
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	37,644
Financial assets at amortised cost, category [member] | Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current	11,507
Financial assets at amortised cost, category [member] | Short-term Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current	593
Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	123
Other financial assets, current	853
Financial assets at amortised cost, category [member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	9,162
Financial assets at amortised cost, category [member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	118
Other financial assets, current	4
Financial assets at amortised cost, category [member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	280
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Loans and receivables [Member] | Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		12,002
Loans and receivables [Member] | Short-term Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		206
Loans and receivables [Member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		726
Loans and receivables [Member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		5,709
Loans and receivables [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		7,986
Other financial assets, current		849
Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		15,388
Other financial assets, current		6
Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		195
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		133
Held-to-maturity investments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		280
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Corporate bonds	143,743
Fair value [Member] | Financial liabilities measured at amortized cost [Member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities non-current	16	23
Fair value [Member] | Financial liabilities at fair value through profit or loss, category [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	16	3
Other financial liabilities non-current	280	486
Fair value [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	22,343
Other financial assets, current	2,958
Fair value [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	10,261
Fair value [Member] | Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		1,862
Fair value [Member] | Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	123
Fair value [Member] | Financial assets at amortised cost, category [member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	9,050
Fair value [Member] | Financial assets at amortised cost, category [member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	118
Fair value [Member] | Financial assets at amortised cost, category [member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	¥ 288
Fair value [Member] | Loans and receivables [Member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		726
Fair value [Member] | Loans and receivables [Member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		5,546
Fair value [Member] | Loans and receivables [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		8,036
Fair value [Member] | Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		15,388
Other financial assets, current		6
Fair value [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		133
Fair value [Member] | Held-to-maturity investments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		¥ 291